Equity-accounted investees - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 296,954	$ 173,133	[1],[2]	$ 143,648	[2]	$ 206,689
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	6,913	6,227		$ 8,608
Group's share of cash and cash equivalents	3,814	3,385
Group's share of restricted cash	$ 0	$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	.